Fees Summary	Dec. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,627,775,720.93
Previously Paid Amount	0.00
Total Fee Amount	777,195.83
Total Offset Amount	0.00
Net Fee	$ 777,195.83